Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Aristotle Funds Series Trust
Entity Central Index Key	0001959372
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class H
Shareholder Report [Line Items]
Fund Name	Aristotle Core Bond Fund
Class Name	Class H
Trading Symbol	PLEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of December 5, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$15	0.48%
[1],[2]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.48%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	Since its inception on December 5, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.
•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
While the Fund duration tactically adjusted over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain close to its benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially reduced government bond exposure, while increasing investment grade bond exposure as well as agency and non-agency mortgage-backed securities allocations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	0.15
Bloomberg US Aggregate Bond Index	0.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 270,044,758
Holdings Count | $ / shares	340
Advisory Fees Paid, Amount	$ 520,753
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$270,044,758
Number of Holdings	340
Net Advisory Fee	$520,753
Portfolio Turnover Rate	142%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.8%
Federal National Mortgage Association	10.0%
Federal Home Loan Mortgage Corp.	6.7%
Ginnie Mae II Pool	3.3%
JPMorgan Chase & Co.	1.7%
Morgan Stanley	1.4%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.2%
GCAT	1.1%
Wells Fargo & Co.	1.0%
Sector Breakdown (%)
[3]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk, Underlying Fund Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund will invest at least 80% of its assets in debt securities, and that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund will invest at least 80% of its assets in debt securities, and that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Liquidity Risk, Underlying Fund Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Core Bond Fund
Class Name	Class I
Trading Symbol	PLEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.
•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
While the Fund duration tactically adjusted over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain close to its benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially reduced government bond exposure, while increasing investment grade bond exposure as well as agency and non-agency mortgage-backed securities allocations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/14/2020)
Class I (without sales charge)	4.63	0.77	0.20
Bloomberg US Aggregate Bond Index	4.35	0.31	-0.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 270,044,758
Holdings Count | $ / shares	340
Advisory Fees Paid, Amount	$ 520,753
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$270,044,758
Number of Holdings	340
Net Advisory Fee	$520,753
Portfolio Turnover Rate	142%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.8%
Federal National Mortgage Association	10.0%
Federal Home Loan Mortgage Corp.	6.7%
Ginnie Mae II Pool	3.3%
JPMorgan Chase & Co.	1.7%
Morgan Stanley	1.4%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.2%
GCAT	1.1%
Wells Fargo & Co.	1.0%
Sector Breakdown (%)
[4]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk, Underlying Fund Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund will invest at least 80% of its assets in debt securities, and that the Fund may lend its portfolio securities to generate additional income.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective December 29, 2025, the Fund’s Supervision and Administration Fee for Class I has been decreased from 0.13% to 0.09%. As a result, the total Management Fee has been reduced by 0.04%. In addition, the contractual fee waiver for Class I has been reduced from 0.48% to 0.44%.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund will invest at least 80% of its assets in debt securities, and that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Liquidity Risk, Underlying Fund Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Core Bond Fund
Class Name	Class I-2
Trading Symbol	PLEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.
•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
While the Fund duration tactically adjusted over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain close to its benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially reduced government bond exposure, while increasing investment grade bond exposure as well as agency and non-agency mortgage-backed securities allocations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/14/2020)
Class I-2 (without sales charge)	4.39	0.72	0.16
Bloomberg US Aggregate Bond Index	4.35	0.31	-0.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 270,044,758
Holdings Count | $ / shares	340
Advisory Fees Paid, Amount	$ 520,753
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$270,044,758
Number of Holdings	340
Net Advisory Fee	$520,753
Portfolio Turnover Rate	142%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.8%
Federal National Mortgage Association	10.0%
Federal Home Loan Mortgage Corp.	6.7%
Ginnie Mae II Pool	3.3%
JPMorgan Chase & Co.	1.7%
Morgan Stanley	1.4%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.2%
GCAT	1.1%
Wells Fargo & Co.	1.0%
Sector Breakdown (%)
[5]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk, Underlying Fund Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund will invest at least 80% of its assets in debt securities, and that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund will invest at least 80% of its assets in debt securities, and that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Liquidity Risk, Underlying Fund Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Core Equity Fund
Class Name	Class A
Trading Symbol	ARALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the S&P 500 Index. The Fund invests at least 80% of its assets in equity securities.
•	The outperformance of the Fund relative to the S&P 500 Index over the 1-year period was due to both security selection and sector allocation.
•	Security selection in information technology and consumer staples contributed the most to relative performance. Conversely, security selection in energy and materials detracted.
•
Guardant Health, Darling Ingredients and Broadcom were the largest contributors over the period. Meanwhile, Boston Scientific, Becton, Dickinson and Company and Ameriprise Financial were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, underweights in consumer staples and information technology contributed to relative performance. Conversely, overweights to healthcare and industrials detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/25/2023)
Class A (without sales charge)	20.17	21.98
Class A (with sales charge)	15.06	19.84
S&P 500 TR	17.80	21.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 518,451,973
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,679,117
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$518,451,973
Number of Holdings	54
Net Advisory Fee	$2,679,117
Portfolio Turnover Rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Alphabet, Inc.	6.3%
Microsoft Corp.	5.8%
Apple, Inc.	4.8%
Broadcom, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Darling Ingredients, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Chubb Ltd.	2.4%
Sector Breakdown (%)**
[6],[7]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Core Equity Fund
Class Name	Class I
Trading Symbol	ARILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the S&P 500 Index. The Fund invests at least 80% of its assets in equity securities.
•	The outperformance of the Fund relative to the S&P 500 Index over the 1-year period was due to both security selection and sector allocation.
•	Security selection in information technology and consumer staples contributed the most to relative performance. Conversely, security selection in energy and materials detracted.
•
Guardant Health, Darling Ingredients and Broadcom were the largest contributors over the period. Meanwhile, Boston Scientific, Becton, Dickinson and Company and Ameriprise Financial were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, underweights in consumer staples and information technology contributed to relative performance. Conversely, overweights to healthcare and industrials detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class I (without sales charge)	20.53	22.42
S&P 500 TR	17.80	21.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 518,451,973
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,679,117
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$518,451,973
Number of Holdings	54
Net Advisory Fee	$2,679,117
Portfolio Turnover Rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Alphabet, Inc.	6.3%
Microsoft Corp.	5.8%
Apple, Inc.	4.8%
Broadcom, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Darling Ingredients, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Chubb Ltd.	2.4%
Sector Breakdown (%)**
[8],[9]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Core Equity Fund
Class Name	Class I-2
Trading Symbol	AILLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the S&P 500 Index. The Fund invests at least 80% of its assets in equity securities.
•	The outperformance of the Fund relative to the S&P 500 Index over the 1-year period was due to both security selection and sector allocation.
•	Security selection in information technology and consumer staples contributed the most to relative performance. Conversely, security selection in energy and materials detracted.
•
Guardant Health, Darling Ingredients and Broadcom were the largest contributors over the period. Meanwhile, Boston Scientific, Becton, Dickinson and Company and Ameriprise Financial were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, underweights in consumer staples and information technology contributed to relative performance. Conversely, overweights to healthcare and industrials detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2017)
Class I-2 (without sales charge)	20.47	10.17	13.53
S&P 500 TR	17.80	12.06	13.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 518,451,973
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,679,117
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$518,451,973
Number of Holdings	54
Net Advisory Fee	$2,679,117
Portfolio Turnover Rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Alphabet, Inc.	6.3%
Microsoft Corp.	5.8%
Apple, Inc.	4.8%
Broadcom, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Darling Ingredients, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Chubb Ltd.	2.4%
Sector Breakdown (%)**
[10],[11]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class A
Trading Symbol	PLIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.
•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.26	1.07	2.62
Class A (with sales charge)	-0.20	0.19	2.18
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,112,880,365
Holdings Count | $ / shares	496
Advisory Fees Paid, Amount	$ 12,409,806
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
[12]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class C
Trading Symbol	PLNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.
•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.37	0.31	1.85
Class C (with sales charge)	2.37	0.31	1.85
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,112,880,365
Holdings Count | $ / shares	496
Advisory Fees Paid, Amount	$ 12,409,806
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
[13]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class H
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class H
Trading Symbol	PLIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of December 5, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$15	0.46%
[14],[15]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.46%	[15]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	Since its inception on December 5, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.
•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	-0.23
Bloomberg US Aggregate Bond Index	0.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,112,880,365
Holdings Count | $ / shares	496
Advisory Fees Paid, Amount	$ 12,409,806
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
[16]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class I
Trading Symbol	PLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.
•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.67	1.41	2.94
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,112,880,365
Holdings Count | $ / shares	496
Advisory Fees Paid, Amount	$ 12,409,806
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
[17]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Core Income Fund
Class Name	Class I-2
Trading Symbol	PLIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.
•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	4.56	1.37	2.93
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,112,880,365
Holdings Count | $ / shares	496
Advisory Fees Paid, Amount	$ 12,409,806
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
[18]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class A
Trading Symbol	PLFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Morningstar LSTA US Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality and distressed credits, instead emphasizing large-cap issuers and the performing segment of the loan market. The asset class ended the most recent quarter with an effective yield above 8%, which we view as an attractive level. We believe loans should continue to provide stability amid a volatile interest rate environment.

•
While the market experienced sector specific weakness in the first quarter of 2026, the Fund benefited from largely supportive corporate fundamentals,  technicals and an attractive asset class relative value trade.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.25	5.68	4.97
Class A (with sales charge)	2.09	5.04	4.66
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Morningstar LSTA US Leveraged Loan TR USD	4.81	5.93	5.61
S&P UBS Leverage Loan Index	4.79	5.85	5.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,489,671,006
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 21,262,845
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,489,671,006
Number of Holdings	161
Net Advisory Fee	$21,262,845
Portfolio Turnover Rate	170%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.9%
CoreLogic, Inc.	3.6%
CRC Insurance Group LLC	3.6%
Proofpoint, Inc.	3.5%
TransDigm, Inc.	3.2%
RealPage, Inc.	3.0%
Gainwell Acquisition Corp.	2.7%
Ellucian Holdings, Inc.	2.6%
Allied Universal Holdco LLC	2.6%
TK Elevator US Newco, Inc.	2.2%
Sector Breakdown (%)
[19]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective January 31, 2026, J.P. Leasure no longer served as a Portfolio Manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class C
Trading Symbol	PLBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.78%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Morningstar LSTA US Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality and distressed credits, instead emphasizing large-cap issuers and the performing segment of the loan market. The asset class ended the most recent quarter with an effective yield above 8%, which we view as an attractive level. We believe loans should continue to provide stability amid a volatile interest rate environment.

•
While the market experienced sector specific weakness in the first quarter of 2026, the Fund benefited from largely supportive corporate fundamentals,  technicals and an attractive asset class relative value trade.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.47	4.91	4.23
Class C (with sales charge)	3.48	4.91	4.23
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Morningstar LSTA US Leveraged Loan TR USD	4.81	5.93	5.61
S&P UBS Leverage Loan Index	4.79	5.85	5.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,489,671,006
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 21,262,845
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,489,671,006
Number of Holdings	161
Net Advisory Fee	$21,262,845
Portfolio Turnover Rate	170%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.9%
CoreLogic, Inc.	3.6%
CRC Insurance Group LLC	3.6%
Proofpoint, Inc.	3.5%
TransDigm, Inc.	3.2%
RealPage, Inc.	3.0%
Gainwell Acquisition Corp.	2.7%
Ellucian Holdings, Inc.	2.6%
Allied Universal Holdco LLC	2.6%
TK Elevator US Newco, Inc.	2.2%
Sector Breakdown (%)
[20]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective January 31, 2026, J.P. Leasure no longer served as a Portfolio Manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class I
Trading Symbol	PLFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Morningstar LSTA US Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality and distressed credits, instead emphasizing large-cap issuers and the performing segment of the loan market. The asset class ended the most recent quarter with an effective yield above 8%, which we view as an attractive level. We believe loans should continue to provide stability amid a volatile interest rate environment.

•
While the market experienced sector specific weakness in the first quarter of 2026, the Fund benefited from largely supportive corporate fundamentals,  technicals and an attractive asset class relative value trade.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.60	6.01	5.30
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Morningstar LSTA US Leveraged Loan TR USD	4.81	5.93	5.61
S&P UBS Leverage Loan Index	4.79	5.85	5.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,489,671,006
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 21,262,845
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,489,671,006
Number of Holdings	161
Net Advisory Fee	$21,262,845
Portfolio Turnover Rate	170%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.9%
CoreLogic, Inc.	3.6%
CRC Insurance Group LLC	3.6%
Proofpoint, Inc.	3.5%
TransDigm, Inc.	3.2%
RealPage, Inc.	3.0%
Gainwell Acquisition Corp.	2.7%
Ellucian Holdings, Inc.	2.6%
Allied Universal Holdco LLC	2.6%
TK Elevator US Newco, Inc.	2.2%
Sector Breakdown (%)
[21]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective January 31, 2026, J.P. Leasure no longer served as a Portfolio Manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Floating Rate Income Fund
Class Name	Class I-2
Trading Symbol	PLFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Morningstar LSTA US Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality and distressed credits, instead emphasizing large-cap issuers and the performing segment of the loan market. The asset class ended the most recent quarter with an effective yield above 8%, which we view as an attractive level. We believe loans should continue to provide stability amid a volatile interest rate environment.

•
While the market experienced sector specific weakness in the first quarter of 2026, the Fund benefited from largely supportive corporate fundamentals,  technicals and an attractive asset class relative value trade.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.64	5.97	5.25
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Morningstar LSTA US Leveraged Loan TR USD	4.81	5.93	5.61
S&P UBS Leverage Loan Index	4.79	5.85	5.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,489,671,006
Holdings Count | $ / shares	161
Advisory Fees Paid, Amount	$ 21,262,845
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,489,671,006
Number of Holdings	161
Net Advisory Fee	$21,262,845
Portfolio Turnover Rate	170%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.9%
CoreLogic, Inc.	3.6%
CRC Insurance Group LLC	3.6%
Proofpoint, Inc.	3.5%
TransDigm, Inc.	3.2%
RealPage, Inc.	3.0%
Gainwell Acquisition Corp.	2.7%
Ellucian Holdings, Inc.	2.6%
Allied Universal Holdco LLC	2.6%
TK Elevator US Newco, Inc.	2.2%
Sector Breakdown (%)
[22]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective January 31, 2026, J.P. Leasure no longer served as a Portfolio Manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Growth Equity Fund
Class Name	Class A
Trading Symbol	ARAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Russell 1000 Growth Index. The Fund invests at least 80% of its assets in equity securities.
•	The outperformance of the Fund relative to the Russell 1000 Growth Index over the 1-year period was due to security selection and sector allocation.
•	Security selection in industrials and healthcare contributed the most to relative performance. Conversely, security selection in consumer discretionary and financials detracted.
•
Guardant Health, KLA Corporation and Quanta Services were the largest contributors over the period. Meanwhile, Visa, Hubspot and Bio-Techne Corporation were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, an underweight to financials and an overweight to healthcare contributed to relative performance. Conversely, an overweight to materials and underweight in information technology detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/29/2023)
Class A (without sales charge)	19.94	16.92
Class A (with sales charge)	14.83	14.79
S&P 500 TR	17.80	18.26
Russell 1000 Growth Total Return	18.81	18.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 219,493,897
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 1,172,585
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$219,493,897
Number of Holdings	45
Net Advisory Fee	$1,172,585
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.7%
Microsoft Corp.	9.4%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.3%
Alphabet, Inc.	6.4%
Broadcom, Inc.	4.8%
Meta Platforms, Inc.	3.8%
Visa, Inc.	3.5%
KLA Corp.	2.4%
Quanta Services, Inc.	2.1%
Sector Breakdown (%)**
[23],[24]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Growth Equity Fund
Class Name	Class I
Trading Symbol	ARIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Russell 1000 Growth Index. The Fund invests at least 80% of its assets in equity securities.
•	The outperformance of the Fund relative to the Russell 1000 Growth Index over the 1-year period was due to security selection and sector allocation.
•	Security selection in industrials and healthcare contributed the most to relative performance. Conversely, security selection in consumer discretionary and financials detracted.
•
Guardant Health, KLA Corporation and Quanta Services were the largest contributors over the period. Meanwhile, Visa, Hubspot and Bio-Techne Corporation were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, an underweight to financials and an overweight to healthcare contributed to relative performance. Conversely, an overweight to materials and underweight in information technology detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	20.31	9.46	14.95
S&P 500 TR	17.80	12.06	14.16
Russell 1000 Growth Total Return	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 219,493,897
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 1,172,585
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$219,493,897
Number of Holdings	45
Net Advisory Fee	$1,172,585
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.7%
Microsoft Corp.	9.4%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.3%
Alphabet, Inc.	6.4%
Broadcom, Inc.	4.8%
Meta Platforms, Inc.	3.8%
Visa, Inc.	3.5%
KLA Corp.	2.4%
Quanta Services, Inc.	2.1%
Sector Breakdown (%)**
[25],[26]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Growth Equity Fund
Class Name	Class I-2
Trading Symbol	AIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Russell 1000 Growth Index. The Fund invests at least 80% of its assets in equity securities.
•	The outperformance of the Fund relative to the Russell 1000 Growth Index over the 1-year period was due to security selection and sector allocation.
•	Security selection in industrials and healthcare contributed the most to relative performance. Conversely, security selection in consumer discretionary and financials detracted.
•
Guardant Health, KLA Corporation and Quanta Services were the largest contributors over the period. Meanwhile, Visa, Hubspot and Bio-Techne Corporation were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, an underweight to financials and an overweight to healthcare contributed to relative performance. Conversely, an overweight to materials and underweight in information technology detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/16/2024)
Class I-2 (without sales charge)	20.30	15.80
S&P 500 TR	17.80	16.87
Russell 1000 Growth Total Return	18.81	17.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 219,493,897
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 1,172,585
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$219,493,897
Number of Holdings	45
Net Advisory Fee	$1,172,585
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.7%
Microsoft Corp.	9.4%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.3%
Alphabet, Inc.	6.4%
Broadcom, Inc.	4.8%
Meta Platforms, Inc.	3.8%
Visa, Inc.	3.5%
KLA Corp.	2.4%
Quanta Services, Inc.	2.1%
Sector Breakdown (%)**
[27],[28]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class A
Trading Symbol	PLAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	The Fund benefited from BB and single B rated credit exposures over the period. By asset class, high yield bonds and floating rate loans were most beneficial to performance.
•	Positive contributions to relative performance were led by credit selection and active asset class allocation.
•	While the Fund duration tactically adjusted over the last 12 months, the point-to-point duration ended only slightly lower. The Fund benefited from an elevated yield environment over the period.
•	On a year-over-year basis, we reduced a portion of our high yield bond exposure while increasing a limited exposure to investment grade bond and asset backed exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	6.28	3.57	5.44
Class A (with sales charge)	1.76	2.67	4.98
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.01	4.22	6.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 109,996,477
Holdings Count | $ / shares	217
Advisory Fees Paid, Amount	$ 499,726
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,996,477
Number of Holdings	217
Net Advisory Fee	$499,726
Portfolio Turnover Rate	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.7%
MajorDrive Holdings IV LLC	2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Acrisure LLC / Acrisure Finance, Inc.	1.8%
NCL Corp. Ltd.	1.7%
Energy Transfer LP	1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.5%
Venture Global LNG, Inc.	1.5%
Sunoco LP	1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Sector Breakdown (%)
[29]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class C
Trading Symbol	PLCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	The Fund benefited from BB and single B rated credit exposures over the period. By asset class, high yield bonds and floating rate loans were most beneficial to performance.
•	Positive contributions to relative performance were led by credit selection and active asset class allocation.
•	While the Fund duration tactically adjusted over the last 12 months, the point-to-point duration ended only slightly lower. The Fund benefited from an elevated yield environment over the period.
•	On a year-over-year basis, we reduced a portion of our high yield bond exposure while increasing a limited exposure to investment grade bond and asset backed exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	5.61	2.82	4.69
Class C (with sales charge)	4.61	2.82	4.69
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.01	4.22	6.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 109,996,477
Holdings Count | $ / shares	217
Advisory Fees Paid, Amount	$ 499,726
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,996,477
Number of Holdings	217
Net Advisory Fee	$499,726
Portfolio Turnover Rate	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.7%
MajorDrive Holdings IV LLC	2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Acrisure LLC / Acrisure Finance, Inc.	1.8%
NCL Corp. Ltd.	1.7%
Energy Transfer LP	1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.5%
Venture Global LNG, Inc.	1.5%
Sunoco LP	1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Sector Breakdown (%)
[30]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class I
Trading Symbol	PLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	The Fund benefited from BB and single B rated credit exposures over the period. By asset class, high yield bonds and floating rate loans were most beneficial to performance.
•	Positive contributions to relative performance were led by credit selection and active asset class allocation.
•	While the Fund duration tactically adjusted over the last 12 months, the point-to-point duration ended only slightly lower. The Fund benefited from an elevated yield environment over the period.
•	On a year-over-year basis, we reduced a portion of our high yield bond exposure while increasing a limited exposure to investment grade bond and asset backed exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.69	3.88	5.75
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.01	4.22	6.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 109,996,477
Holdings Count | $ / shares	217
Advisory Fees Paid, Amount	$ 499,726
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,996,477
Number of Holdings	217
Net Advisory Fee	$499,726
Portfolio Turnover Rate	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.7%
MajorDrive Holdings IV LLC	2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Acrisure LLC / Acrisure Finance, Inc.	1.8%
NCL Corp. Ltd.	1.7%
Energy Transfer LP	1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.5%
Venture Global LNG, Inc.	1.5%
Sunoco LP	1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Sector Breakdown (%)
[31]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle High Yield Bond Fund
Class Name	Class I-2
Trading Symbol	PLHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	The Fund benefited from BB and single B rated credit exposures over the period. By asset class, high yield bonds and floating rate loans were most beneficial to performance.
•	Positive contributions to relative performance were led by credit selection and active asset class allocation.
•	While the Fund duration tactically adjusted over the last 12 months, the point-to-point duration ended only slightly lower. The Fund benefited from an elevated yield environment over the period.
•	On a year-over-year basis, we reduced a portion of our high yield bond exposure while increasing a limited exposure to investment grade bond and asset backed exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	6.58	3.86	5.74
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.01	4.22	6.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 109,996,477
Holdings Count | $ / shares	217
Advisory Fees Paid, Amount	$ 499,726
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,996,477
Number of Holdings	217
Net Advisory Fee	$499,726
Portfolio Turnover Rate	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.7%
MajorDrive Holdings IV LLC	2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Acrisure LLC / Acrisure Finance, Inc.	1.8%
NCL Corp. Ltd.	1.7%
Energy Transfer LP	1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.5%
Venture Global LNG, Inc.	1.5%
Sunoco LP	1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Sector Breakdown (%)
[32]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle International Equity Fund
Class Name	Class A
Trading Symbol	ARAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the MSCI EAFE Index (net), and the MSCI ACWI ex USA Index (net), respectively. The Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States.

•
The performance explanation is provided relative to the primary benchmark, the MSCI EAFE Index (net). The underperformance of the Fund relative to the MSCI EAFE Index (net) over the 1-year period came from both security and sector allocation.

•
Security selection in the industrials and information technology sectors detracted the most from relative performance. On the other hand, security selection in the energy and financials sectors contributed the most. MonotaRO, Nemetschek and Accenture detracted most from relative returns. Meanwhile, Cameco, Samsung Electronics and Credicorp were the top contributors to relative performance for the year.

•
Certain large benchmark constituents not owned by the Fund, notably ASML, benefited from strong demand for advanced semiconductor equipment driven by continued investment in artificial intelligence infrastructure. As a key supplier to leading-edge chip manufacturers, ASML’s performance reflected its critical role in the semiconductor value chain, and the Fund’s lack of exposure to the company represented a headwind to relative results.

•
From a sector allocation standpoint, an overweight position in the consumer discretionary sector and a lack of exposure to the utilities sector detracted from relative performance. An overweight exposure to the energy sector and a lack of exposure to the communication services sector added value.

•
Regionally, security selection in Developed Europe & Middle East detracted most from relative return, while security selection in Emerging Markets contributed. An underweight allocation to Developed Asia detracted from relative performance but was offset by the Fund’s exposure to Canada.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2023)
Class A (without sales charge)	13.86	10.02
Class A (with sales charge)	9.05	7.94
MSCI AC WORLD INDEX ex USA Net (USD)	24.91	15.55
MSCI EAFE Net (USD)	21.27	13.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 577,399,742
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 3,412,164
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$577,399,742
Number of Holdings	40
Net Advisory Fee	$3,412,164
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Cameco Corp.	4.9%
Credicorp Ltd.	4.5%
Brookfield Corp.	4.2%
Safran SA	4.1%
Erste Group Bank AG	4.0%
DBS Group Holdings Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.7%
Roche Holding AG	3.5%
Pan Pacific International Holdings Corp.	3.4%
Sony Group Corp.	3.2%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	16.7%
United Kingdom	12.2%
France	10.5%
Canada	9.0%
Switzerland	6.4%
Germany	6.2%
Hong Kong	4.7%
Peru	4.5%
Cash	1.9%
Other	27.9%
[33],[34]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Large-Capitalization Companies Risk, Small-Capitalization Companies Risk, Mid-Capitalization Companies Risk, ETF Risk, Liquidity Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Large-Capitalization Companies Risk, Small-Capitalization Companies Risk, Mid-Capitalization Companies Risk, ETF Risk, Liquidity Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle International Equity Fund
Class Name	Class I
Trading Symbol	ARIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the MSCI EAFE Index (net), and the MSCI ACWI ex USA Index (net), respectively. The Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States.

•
The performance explanation is provided relative to the primary benchmark, the MSCI EAFE Index (net). The underperformance of the Fund relative to the MSCI EAFE Index (net) over the 1-year period came from both security and sector allocation.

•
Security selection in the industrials and information technology sectors detracted the most from relative performance. On the other hand, security selection in the energy and financials sectors contributed the most. MonotaRO, Nemetschek and Accenture detracted most from relative returns. Meanwhile, Cameco, Samsung Electronics and Credicorp were the top contributors to relative performance for the year.

•
Certain large benchmark constituents not owned by the Fund, notably ASML, benefited from strong demand for advanced semiconductor equipment driven by continued investment in artificial intelligence infrastructure. As a key supplier to leading-edge chip manufacturers, ASML’s performance reflected its critical role in the semiconductor value chain, and the Fund’s lack of exposure to the company represented a headwind to relative results.

•
From a sector allocation standpoint, an overweight position in the consumer discretionary sector and a lack of exposure to the utilities sector detracted from relative performance. An overweight exposure to the energy sector and a lack of exposure to the communication services sector added value.

•
Regionally, security selection in Developed Europe & Middle East detracted most from relative return, while security selection in Emerging Markets contributed. An underweight allocation to Developed Asia detracted from relative performance but was offset by the Fund’s exposure to Canada.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class I (without sales charge)	14.13	15.58
MSCI AC WORLD INDEX ex USA Net (USD)	24.91	20.37
MSCI EAFE Net (USD)	21.27	19.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 577,399,742
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 3,412,164
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$577,399,742
Number of Holdings	40
Net Advisory Fee	$3,412,164
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Cameco Corp.	4.9%
Credicorp Ltd.	4.5%
Brookfield Corp.	4.2%
Safran SA	4.1%
Erste Group Bank AG	4.0%
DBS Group Holdings Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.7%
Roche Holding AG	3.5%
Pan Pacific International Holdings Corp.	3.4%
Sony Group Corp.	3.2%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	16.7%
United Kingdom	12.2%
France	10.5%
Canada	9.0%
Switzerland	6.4%
Germany	6.2%
Hong Kong	4.7%
Peru	4.5%
Cash	1.9%
Other	27.9%
[35],[36]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Large-Capitalization Companies Risk, Small-Capitalization Companies Risk, Mid-Capitalization Companies Risk, ETF Risk, Liquidity Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Large-Capitalization Companies Risk, Small-Capitalization Companies Risk, Mid-Capitalization Companies Risk, ETF Risk, Liquidity Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle International Equity Fund
Class Name	Class I-2
Trading Symbol	AIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the MSCI EAFE Index (net), and the MSCI ACWI ex USA Index (net), respectively. The Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States.

•
The performance explanation is provided relative to the primary benchmark, the MSCI EAFE Index (net). The underperformance of the Fund relative to the MSCI EAFE Index (net) over the 1-year period came from both security and sector allocation.

•
Security selection in the industrials and information technology sectors detracted the most from relative performance. On the other hand, security selection in the energy and financials sectors contributed the most. MonotaRO, Nemetschek and Accenture detracted most from relative returns. Meanwhile, Cameco, Samsung Electronics and Credicorp were the top contributors to relative performance for the year.

•
Certain large benchmark constituents not owned by the Fund, notably ASML, benefited from strong demand for advanced semiconductor equipment driven by continued investment in artificial intelligence infrastructure. As a key supplier to leading-edge chip manufacturers, ASML’s performance reflected its critical role in the semiconductor value chain, and the Fund’s lack of exposure to the company represented a headwind to relative results.

•
From a sector allocation standpoint, an overweight position in the consumer discretionary sector and a lack of exposure to the utilities sector detracted from relative performance. An overweight exposure to the energy sector and a lack of exposure to the communication services sector added value.

•
Regionally, security selection in Developed Europe & Middle East detracted most from relative return, while security selection in Emerging Markets contributed. An underweight allocation to Developed Asia detracted from relative performance but was offset by the Fund’s exposure to Canada.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	14.15	5.52	7.44
MSCI AC WORLD INDEX ex USA Net (USD)	24.91	7.02	8.38
MSCI EAFE Net (USD)	21.27	7.91	8.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 577,399,742
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 3,412,164
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$577,399,742
Number of Holdings	40
Net Advisory Fee	$3,412,164
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Cameco Corp.	4.9%
Credicorp Ltd.	4.5%
Brookfield Corp.	4.2%
Safran SA	4.1%
Erste Group Bank AG	4.0%
DBS Group Holdings Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.7%
Roche Holding AG	3.5%
Pan Pacific International Holdings Corp.	3.4%
Sony Group Corp.	3.2%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	16.7%
United Kingdom	12.2%
France	10.5%
Canada	9.0%
Switzerland	6.4%
Germany	6.2%
Hong Kong	4.7%
Peru	4.5%
Cash	1.9%
Other	27.9%
[37],[38]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Large-Capitalization Companies Risk, Small-Capitalization Companies Risk, Mid-Capitalization Companies Risk, ETF Risk, Liquidity Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Large-Capitalization Companies Risk, Small-Capitalization Companies Risk, Mid-Capitalization Companies Risk, ETF Risk, Liquidity Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class H
Shareholder Report [Line Items]
Fund Name	Aristotle Pacific EXclusive Fund Series H
Class Name	Aristotle Pacific EXclusive Fund Series H
Trading Symbol	APXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Pacific EXclusive Fund Series H for the period of June 23, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aristotle Pacific EXclusive Fund Series H	$2	0.03%
[39],[40]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[40]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
Since its inception on June 23, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund primarily invests in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (06/23/2025)
Aristotle Pacific EXclusive Fund Series H (without sales charge)	2.66
Bloomberg US Aggregate Bond Index	3.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 5,252,115
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$5,252,115
Number of Holdings	56
Net Advisory Fee	$0
Portfolio Turnover Rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Banco Mercantil del Norte SA/Grand Cayman	3.8%
TK Elevator US Newco, Inc.	3.8%
Colossus Acquireco LLC	3.8%
USI, Inc.	3.8%
Indicor LLC	3.8%
CoreLogic, Inc.	3.6%
TransDigm, Inc.	3.4%
Burford Capital Global Finance LLC	3.2%
Avolon TLB Borrower 1 US LLC	2.8%
Quikrete Holdings, Inc.	2.8%
Sector Breakdown (%)
[41]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Pacific EXclusive Fund Series I
Class Name	Aristotle Pacific EXclusive Fund Series I
Trading Symbol	APXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Pacific EXclusive Fund Series I for the period of June 23, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aristotle Pacific EXclusive Fund Series I	$0	0.00%
[42],[43]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[43]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
Since its inception on June 23, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund primarily invests in a broad range of investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies, debt securities issued by states or local governments and their agencies, authorities and other instrumentalities, U.S. dollar-denominated debt securities issued by developed foreign governments and corporations and floating and variable rate debt instruments; structured notes, including hybrid or “indexed” securities and event-linked bonds; delayed funding loans and revolving credit facilities; bank certificates of deposit; fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements.

•
Investment grade bonds were not immune to the risk-off environment and generated largely negative returns recently, with performance favoring short  maturities and higher-rated bonds within the universe.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (06/23/2025)
Aristotle Pacific EXclusive Fund Series I (without sales charge)	3.81
Bloomberg US Aggregate Bond Index	3.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 3,551,644
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,551,644
Number of Holdings	43
Net Advisory Fee	$0
Portfolio Turnover Rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Elmwood CLO Ltd.	7.0%
BRAVO Residential Funding Trust, Series 2024-NQM3	4.4%
Angel Oak Mortgage Trust LLC, Series 2025-7	3.8%
Upstart Securitization Trust	3.7%
BRAVO Residential Funding Trust, Series 2025-NQM6	3.3%
Angel Oak Mortgage Trust LLC, Series 2025-4	3.2%
Northwestern Mutual Life Insurance Co.	2.9%
JPMorgan Chase & Co.	2.9%
Bank of America Corp.	2.9%
ROCK Trust 2024-CNTR	2.9%
Sector Breakdown (%)
[44]
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Aggressive Growth Fund
Class Name	Class A
Trading Symbol	POEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. short-term bond.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[45]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.27	6.58	9.75
Class A (with sales charge)	11.74	5.38	9.13
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark	18.16	10.50	12.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 272,119,049
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 553,358
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$272,119,049
Number of Holdings	21
Net Advisory Fee	$553,358
Portfolio Turnover Rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	10.0%
Aristotle International Equity Fund	9.0%
iShares Russell 2000 Value ETF	8.9%
iShares Russell Mid-Cap Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.0%
iShares Russell 2000 Growth ETF	6.0%
iShares Core MSCI Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	3.0%
Security Type Breakdown (%)
[46]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Debt Securities Risk, Liquidiy Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk, Healthcare Sector Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks from Holdings in Underlying Funds, Debt Securities Risk, Liquidiy Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk, Healthcare Sector Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Aggressive Growth Fund
Class Name	Class C
Trading Symbol	POCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.45%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. short-term bond.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[47]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	17.32	5.78	8.94
Class C (with sales charge)	16.32	5.78	8.94
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark	18.16	10.50	12.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 272,119,049
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 553,358
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$272,119,049
Number of Holdings	21
Net Advisory Fee	$553,358
Portfolio Turnover Rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	10.0%
Aristotle International Equity Fund	9.0%
iShares Russell 2000 Value ETF	8.9%
iShares Russell Mid-Cap Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.0%
iShares Russell 2000 Growth ETF	6.0%
iShares Core MSCI Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	3.0%
Security Type Breakdown (%)
[48]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Debt Securities Risk, Liquidiy Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk, Healthcare Sector Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks from Holdings in Underlying Funds, Debt Securities Risk, Liquidiy Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk, Healthcare Sector Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Aggressive Growth Fund
Class Name	Class I-2
Trading Symbol	POEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. short-term bond.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[49]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	18.60	6.85	10.03
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark	18.16	10.50	12.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 272,119,049
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 553,358
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$272,119,049
Number of Holdings	21
Net Advisory Fee	$553,358
Portfolio Turnover Rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	10.0%
Aristotle International Equity Fund	9.0%
iShares Russell 2000 Value ETF	8.9%
iShares Russell Mid-Cap Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.0%
iShares Russell 2000 Growth ETF	6.0%
iShares Core MSCI Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	3.0%
Security Type Breakdown (%)
[50]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Debt Securities Risk, Liquidiy Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk, Healthcare Sector Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks from Holdings in Underlying Funds, Debt Securities Risk, Liquidiy Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk, Healthcare Sector Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Conservative Fund
Class Name	Class A
Trading Symbol	POAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund  outperformed the Aristotle Portfolio Optimization Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.
•
Top contributors from asset allocation came from an overweight to U.S. large-cap growth and U.S. mid-cap growth equity, while detractors came from the underweight to U.S. small-cap growth and international large-cap growth equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth equity and U.S. core bond, while top detractors came from international large-cap value equity and U.S. high yield bond.

[51]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	7.92	2.24	4.09
Class A (with sales charge)	1.94	1.09	3.50
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Conservative Composite Benchmark	7.42	2.96	4.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 117,932,894
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 248,416
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$117,932,894
Number of Holdings	20
Net Advisory Fee	$248,416
Portfolio Turnover Rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	32.9%
Aristotle Core Income Fund	14.1%
Aristotle High Yield Bond Fund	10.4%
Aristotle Short Duration Income Fund	9.0%
Aristotle Core Equity Fund	6.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
Aristotle Growth Equity Fund	3.4%
iShares Russell 1000 Value ETF	3.3%
iShares TIPS Bond ETF	2.5%
iShares Russell Mid-Cap Value ETF	2.0%
Security Type Breakdown (%)
[52]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Warrants and Rights Risk, Information Technology Sector Risk, Industry Concentration Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Warrants and Rights Risk, Information Technology Sector Risk, Industry Concentration Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Conservative Fund
Class Name	Class C
Trading Symbol	POACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.45%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.
•
Top contributors from asset allocation came from an overweight to U.S. large-cap growth and U.S. mid-cap growth equity, while detractors came from the underweight to U.S. small-cap growth and international large-cap growth equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth equity and U.S. core bond, while top detractors came from international large-cap value equity and U.S. high yield bond.

[53]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	7.12	1.47	3.30
Class C (with sales charge)	6.12	1.47	3.30
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Conservative Composite Benchmark	7.42	2.96	4.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 117,932,894
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 248,416
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$117,932,894
Number of Holdings	20
Net Advisory Fee	$248,416
Portfolio Turnover Rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	32.9%
Aristotle Core Income Fund	14.1%
Aristotle High Yield Bond Fund	10.4%
Aristotle Short Duration Income Fund	9.0%
Aristotle Core Equity Fund	6.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
Aristotle Growth Equity Fund	3.4%
iShares Russell 1000 Value ETF	3.3%
iShares TIPS Bond ETF	2.5%
iShares Russell Mid-Cap Value ETF	2.0%
Security Type Breakdown (%)
[54]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Warrants and Rights Risk, Information Technology Sector Risk, Industry Concentration Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Warrants and Rights Risk, Information Technology Sector Risk, Industry Concentration Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Conservative Fund
Class Name	Class I-2
Trading Symbol	PLCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund  outperformed the Aristotle Portfolio Optimization Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.
•
Top contributors from asset allocation came from an overweight to U.S. large-cap growth and U.S. mid-cap growth equity, while detractors came from the underweight to U.S. small-cap growth and international large-cap growth equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth equity and U.S. core bond, while top detractors came from international large-cap value equity and U.S. high yield bond.

[55]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	8.05	2.48	4.34
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Conservative Composite Benchmark	7.42	2.96	4.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 117,932,894
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 248,416
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$117,932,894
Number of Holdings	20
Net Advisory Fee	$248,416
Portfolio Turnover Rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	32.9%
Aristotle Core Income Fund	14.1%
Aristotle High Yield Bond Fund	10.4%
Aristotle Short Duration Income Fund	9.0%
Aristotle Core Equity Fund	6.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
Aristotle Growth Equity Fund	3.4%
iShares Russell 1000 Value ETF	3.3%
iShares TIPS Bond ETF	2.5%
iShares Russell Mid-Cap Value ETF	2.0%
Security Type Breakdown (%)
[56]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Warrants and Rights Risk, Information Technology Sector Risk, Industry Concentration Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Warrants and Rights Risk, Information Technology Sector Risk, Industry Concentration Risk and Securities Lending Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Growth Fund
Class Name	Class A
Trading Symbol	PODAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to  U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. high yield bond.

•
Top contributors within manager research came from an  outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[57]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.52	5.64	8.44
Class A (with sales charge)	9.16	4.46	7.83
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Growth Composite Benchmark	15.40	8.67	10.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 615,972,448
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 1,271,874
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$615,972,448
Number of Holdings	21
Net Advisory Fee	$1,271,874
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
Aristotle Growth Equity Fund	12.9%
iShares Russell 1000 Value ETF	11.3%
Aristotle Core Bond Fund	7.9%
iShares Russell 2000 Value ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle International Equity Fund	5.0%
iShares Russell Mid-Cap Growth ETF	5.0%
Aristotle Short Duration Income Fund	5.0%
iShares Russell 2000 Growth ETF	4.5%
Security Type Breakdown (%)
[58]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk and Geographic Risk Related to Europe were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk and Geographic Risk Related to Europe were removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Growth Fund
Class Name	Class C
Trading Symbol	PODCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.45%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to  U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. high yield bond.

•
Top contributors within manager research came from an  outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[59]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	14.65	4.86	7.64
Class C (with sales charge)	13.65	4.86	7.64
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Growth Composite Benchmark	15.40	8.67	10.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 615,972,448
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 1,271,874
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$615,972,448
Number of Holdings	21
Net Advisory Fee	$1,271,874
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
Aristotle Growth Equity Fund	12.9%
iShares Russell 1000 Value ETF	11.3%
Aristotle Core Bond Fund	7.9%
iShares Russell 2000 Value ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle International Equity Fund	5.0%
iShares Russell Mid-Cap Growth ETF	5.0%
Aristotle Short Duration Income Fund	5.0%
iShares Russell 2000 Growth ETF	4.5%
Security Type Breakdown (%)
[60]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk and Geographic Risk Related to Europe were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk and Geographic Risk Related to Europe were removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Growth Fund
Class Name	Class I-2
Trading Symbol	PMADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to  U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. high yield bond.

•
Top contributors within manager research came from an  outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[61]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	15.85	5.91	8.71
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Growth Composite Benchmark	15.40	8.67	10.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 615,972,448
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 1,271,874
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$615,972,448
Number of Holdings	21
Net Advisory Fee	$1,271,874
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
Aristotle Growth Equity Fund	12.9%
iShares Russell 1000 Value ETF	11.3%
Aristotle Core Bond Fund	7.9%
iShares Russell 2000 Value ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle International Equity Fund	5.0%
iShares Russell Mid-Cap Growth ETF	5.0%
Aristotle Short Duration Income Fund	5.0%
iShares Russell 2000 Growth ETF	4.5%
Security Type Breakdown (%)
[62]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk and Geographic Risk Related to Europe were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk and Geographic Risk Related to Europe were removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Conservative Fund
Class Name	Class A
Trading Symbol	POBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value and international blend equity, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[63]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	10.13	3.20	5.38
Class A (with sales charge)	4.08	2.04	4.79
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark	10.02	4.84	6.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 178,691,535
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 376,045
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$178,691,535
Number of Holdings	21
Net Advisory Fee	$376,045
Portfolio Turnover Rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	25.1%
Aristotle Core Equity Fund	13.3%
Aristotle Core Income Fund	10.8%
Aristotle High Yield Bond Fund	8.4%
Aristotle Short Duration Income Fund	7.0%
iShares Russell 1000 Value ETF	6.8%
Aristotle Growth Equity Fund	5.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.0%
iShares Russell Mid-Cap Value ETF	2.5%
Security Type Breakdown (%)
[64]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Preferred Stock Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Growth Companies Risk and Geographic Focus Risk were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Preferred Stock Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Growth Companies Risk and Geographic Focus Risk were removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Conservative Fund
Class Name	Class C
Trading Symbol	POBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.45%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value and international blend equity, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[65]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	9.36	2.43	4.60
Class C (with sales charge)	8.36	2.43	4.60
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark	10.02	4.84	6.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 178,691,535
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 376,045
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$178,691,535
Number of Holdings	21
Net Advisory Fee	$376,045
Portfolio Turnover Rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	25.1%
Aristotle Core Equity Fund	13.3%
Aristotle Core Income Fund	10.8%
Aristotle High Yield Bond Fund	8.4%
Aristotle Short Duration Income Fund	7.0%
iShares Russell 1000 Value ETF	6.8%
Aristotle Growth Equity Fund	5.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.0%
iShares Russell Mid-Cap Value ETF	2.5%
Security Type Breakdown (%)
[66]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Preferred Stock Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Growth Companies Risk and Geographic Focus Risk were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Preferred Stock Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Growth Companies Risk and Geographic Focus Risk were removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Conservative Fund
Class Name	Class I-2
Trading Symbol	PMCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value and international blend equity, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[67]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	10.54	3.47	5.65
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark	10.02	4.84	6.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 178,691,535
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 376,045
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$178,691,535
Number of Holdings	21
Net Advisory Fee	$376,045
Portfolio Turnover Rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	25.1%
Aristotle Core Equity Fund	13.3%
Aristotle Core Income Fund	10.8%
Aristotle High Yield Bond Fund	8.4%
Aristotle Short Duration Income Fund	7.0%
iShares Russell 1000 Value ETF	6.8%
Aristotle Growth Equity Fund	5.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.0%
iShares Russell Mid-Cap Value ETF	2.5%
Security Type Breakdown (%)
[68]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Preferred Stock Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Growth Companies Risk and Geographic Focus Risk were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Preferred Stock Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Growth Companies Risk and Geographic Focus Risk were removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Fund
Class Name	Class A
Trading Symbol	POCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Moderate Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[69]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.64	4.47	7.10
Class A (with sales charge)	6.47	3.29	6.49
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Composite Benchmark	12.92	6.90	8.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 640,959,509
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 1,351,444
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$640,959,509
Number of Holdings	21
Net Advisory Fee	$1,351,444
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Bond Fund	17.0%
Aristotle Growth Equity Fund	13.2%
iShares Russell 1000 Value ETF	9.2%
Aristotle Core Income Fund	7.5%
Aristotle Short Duration Income Fund	7.0%
iShares Russell Mid-Cap Value ETF	4.0%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Growth ETF	4.0%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
[70]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Fund
Class Name	Class C
Trading Symbol	POMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Moderate Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[71]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.80	3.70	6.31
Class C (with sales charge)	10.80	3.70	6.31
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Composite Benchmark	12.92	6.90	8.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 640,959,509
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 1,351,444
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$640,959,509
Number of Holdings	21
Net Advisory Fee	$1,351,444
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Bond Fund	17.0%
Aristotle Growth Equity Fund	13.2%
iShares Russell 1000 Value ETF	9.2%
Aristotle Core Income Fund	7.5%
Aristotle Short Duration Income Fund	7.0%
iShares Russell Mid-Cap Value ETF	4.0%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Growth ETF	4.0%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
[72]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Portfolio Optimization Moderate Fund
Class Name	Class I-2
Trading Symbol	POMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund marginally outperformed the Aristotle Portfolio Optimization Moderate Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.
•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.
•	Both developed and emerging market international equities outperformed the U.S. over the period.
•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.
•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.
•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

[73]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	12.94	4.75	7.37
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Composite Benchmark	12.92	6.90	8.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 640,959,509
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 1,351,444
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$640,959,509
Number of Holdings	21
Net Advisory Fee	$1,351,444
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Bond Fund	17.0%
Aristotle Growth Equity Fund	13.2%
iShares Russell 1000 Value ETF	9.2%
Aristotle Core Income Fund	7.5%
Aristotle Short Duration Income Fund	7.0%
iShares Russell Mid-Cap Value ETF	4.0%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Growth ETF	4.0%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
[74]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class A
Trading Symbol	PLADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	3.98	2.78	2.71
Class A (with sales charge)	0.83	2.15	2.39
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 999,441,552
Holdings Count | $ / shares	320
Advisory Fees Paid, Amount	$ 2,461,294
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
[75]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class C
Trading Symbol	PLCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.31	2.02	1.95
Class C (with sales charge)	2.32	2.02	1.95
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 999,441,552
Holdings Count | $ / shares	320
Advisory Fees Paid, Amount	$ 2,461,294
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
[76]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class H
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class H
Trading Symbol	PLDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of December 5, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$13	0.40%
[77],[78]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.40%	[78]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
Since its inception on December 5, 2025, the Fund underperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	0.54
Bloomberg US Aggregate Bond Index	0.29
Bloomberg 1-3 Year US Government/Credit	0.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 999,441,552
Holdings Count | $ / shares	320
Advisory Fees Paid, Amount	$ 2,461,294
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
[79]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class I
Trading Symbol	PLSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.47	3.11	3.00
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 999,441,552
Holdings Count | $ / shares	320
Advisory Fees Paid, Amount	$ 2,461,294
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
[80]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Short Duration Income Fund
Class Name	Class I-2
Trading Symbol	PLDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	4.36	3.03	2.97
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 999,441,552
Holdings Count | $ / shares	320
Advisory Fees Paid, Amount	$ 2,461,294
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
[81]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class A
Trading Symbol	ARABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class A (without sales charge)	10.13	10.46
Class A (with sales charge)	5.43	8.52
Russell 3000 Total Return	18.09	20.90
Russell 2000 Total Return Index	25.72	19.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 114,506,909
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 879,160
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
[82],[83]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class C
Trading Symbol	AISBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.90%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class C (without sales charge)	9.20	9.60
Class C (with sales charge)	8.20	9.60
Russell 3000 Total Return	18.09	20.90
Russell 2000 Total Return Index	25.72	19.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 114,506,909
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 879,160
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
[84],[85]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class I
Trading Symbol	ARIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/16/2024)
Class I (without sales charge)	10.43	6.88
Russell 3000 Total Return	18.09	16.47
Russell 2000 Total Return Index	25.72	13.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 114,506,909
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 879,160
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
[86],[87]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class I-2
Trading Symbol	AIBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	10.32	2.48	7.61
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2000 Total Return Index	25.72	3.77	9.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 114,506,909
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 879,160
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
[88],[89]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class R6
Shareholder Report [Line Items]
Fund Name	Aristotle Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	ARRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class R6 (without sales charge)	10.40	10.83
Russell 3000 Total Return	18.09	20.90
Russell 2000 Total Return Index	25.72	19.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 114,506,909
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 879,160
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
[90],[91]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	ARAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.16%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in information technology and communication services contributed.

•
On a relative basis, Ciena, Advanced Energy Industries, and Dycom Industries were the largest contributors. In contrast, the largest detractors were not owning SanDisk alongside owning Merit Medical Systems and Chemed.

•
From a sector allocation standpoint, an overweight allocation to information technology and an underweight position in real estate positively contributed, while an overweight allocation to energy and an underweight position to utilities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.46	1.99	7.22
Class A (with sales charge)	8.60	1.10	6.76
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2500 Total Return	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 21,852,691
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 175,860
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,852,691
Number of Holdings	101
Net Advisory Fee	$175,860
Portfolio Turnover Rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
Alamos Gold, Inc.	2.7%
Permian Resources Corp.	2.4%
HA Sustainable Infrastructure Capital, Inc.	2.3%
Range Resources Corp.	2.2%
AerCap Holdings NV	2.0%
BankUnited, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
HealthEquity, Inc.	1.8%
Sector Breakdown (%)**
[92],[93]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	AISHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.91%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in information technology and communication services contributed.

•
On a relative basis, Ciena, Advanced Energy Industries, and Dycom Industries were the largest contributors. In contrast, the largest detractors were not owning SanDisk alongside owning Merit Medical Systems and Chemed.

•
From a sector allocation standpoint, an overweight allocation to information technology and an underweight position in real estate positively contributed, while an overweight allocation to energy and an underweight position to utilities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	12.42	1.20	6.41
Class C (with sales charge)	11.51	1.20	6.41
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2500 Total Return	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 21,852,691
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 175,860
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,852,691
Number of Holdings	101
Net Advisory Fee	$175,860
Portfolio Turnover Rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
Alamos Gold, Inc.	2.7%
Permian Resources Corp.	2.4%
HA Sustainable Infrastructure Capital, Inc.	2.3%
Range Resources Corp.	2.2%
AerCap Holdings NV	2.0%
BankUnited, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
HealthEquity, Inc.	1.8%
Sector Breakdown (%)**
[94],[95]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	ARIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in information technology and communication services contributed.

•
On a relative basis, Ciena, Advanced Energy Industries, and Dycom Industries were the largest contributors. In contrast, the largest detractors were not owning SanDisk alongside owning Merit Medical Systems and Chemed.

•
From a sector allocation standpoint, an overweight allocation to information technology and an underweight position in real estate positively contributed, while an overweight allocation to energy and an underweight position to utilities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.73	2.31	7.56
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2500 Total Return	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 21,852,691
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 175,860
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,852,691
Number of Holdings	101
Net Advisory Fee	$175,860
Portfolio Turnover Rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
Alamos Gold, Inc.	2.7%
Permian Resources Corp.	2.4%
HA Sustainable Infrastructure Capital, Inc.	2.3%
Range Resources Corp.	2.2%
AerCap Holdings NV	2.0%
BankUnited, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
HealthEquity, Inc.	1.8%
Sector Breakdown (%)**
[96],[97]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Small/Mid Cap Equity Fund
Class Name	Class I-2
Trading Symbol	AIHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in information technology and communication services contributed.

•
On a relative basis, Ciena, Advanced Energy Industries, and Dycom Industries were the largest contributors. In contrast, the largest detractors were not owning SanDisk alongside owning Merit Medical Systems and Chemed.

•
From a sector allocation standpoint, an overweight allocation to information technology and an underweight position in real estate positively contributed, while an overweight allocation to energy and an underweight position to utilities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	13.71	2.25	7.49
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2500 Total Return	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 21,852,691
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 175,860
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,852,691
Number of Holdings	101
Net Advisory Fee	$175,860
Portfolio Turnover Rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
Alamos Gold, Inc.	2.7%
Permian Resources Corp.	2.4%
HA Sustainable Infrastructure Capital, Inc.	2.3%
Range Resources Corp.	2.2%
AerCap Holdings NV	2.0%
BankUnited, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
HealthEquity, Inc.	1.8%
Sector Breakdown (%)**
[98],[99]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class A
Trading Symbol	PLSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.
•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.53	2.98	4.83
Class A (with sales charge)	1.07	2.09	4.37
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 4,217,662,209
Holdings Count | $ / shares	494
Advisory Fees Paid, Amount	$ 20,079,060
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
[100]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class C
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class C
Trading Symbol	PLCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.
•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.76	2.23	4.08
Class C (with sales charge)	3.76	2.23	4.08
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 4,217,662,209
Holdings Count | $ / shares	494
Advisory Fees Paid, Amount	$ 20,079,060
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
[101]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class H
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class H
Trading Symbol	PLSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of December 5, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$19	0.60%
[102],[103]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.60%	[103]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	Since its inception on December 5, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.
•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	-0.08
Bloomberg US Aggregate Bond Index	0.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 4,217,662,209
Holdings Count | $ / shares	494
Advisory Fees Paid, Amount	$ 20,079,060
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
[104]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class I
Trading Symbol	PLSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.
•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.85	3.31	5.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 4,217,662,209
Holdings Count | $ / shares	494
Advisory Fees Paid, Amount	$ 20,079,060
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
[105]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Strategic Income Fund
Class Name	Class I-2
Trading Symbol	PLSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.
•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.
•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.79	3.25	5.10
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 4,217,662,209
Holdings Count | $ / shares	494
Advisory Fees Paid, Amount	$ 20,079,060
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
[106]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class A
Trading Symbol	PLUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, single A rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
The Fund duration remained very front-end pinned, which benefited from an attractive rate curve. On a year-over-year basis, we increased investment grade corporate bond and government bonds exposures while reducing floating rate loan and high yield bond exposure. We decreased cash holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/17/2023)
Class A (without sales charge)	4.52	5.31
Bloomberg US Aggregate Bond Index	4.35	3.85
Bloomberg Short Treasury Total Return Index	4.08	4.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 42,447,912
Holdings Count | $ / shares	141
Advisory Fees Paid, Amount	$ 80,450
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$42,447,912
Number of Holdings	141
Net Advisory Fee	$80,450
Portfolio Turnover Rate	108%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Bill	5.6%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	4.6%
Palmer Square Loan Funding Ltd.	3.5%
Goldman Sachs Group, Inc.	2.9%
New York Life Global Funding	2.8%
Morgan Stanley	2.8%
UBS Group AG	2.4%
Neuberger Berman CLO Ltd.	2.4%
Elmwood CLO Ltd.	2.3%
Sector Breakdown (%)
[107]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class H
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class H
Trading Symbol	PLUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of December 5, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$10	0.32%
[108],[109]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.32%	[109]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
Since its inception on December 5, 2025, the Fund slightly underperformed its performance benchmark, the Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade,  U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
Over the past 12 months, the U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, single A rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
The Fund duration remained very front-end pinned, which benefited from an attractive rate curve. On a year-over-year basis, we increased investment grade corporate bond and government bonds exposures while reducing floating rate loan and high yield bond exposure. We decreased cash holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	1.09
Bloomberg US Aggregate Bond Index	0.29
Bloomberg Short Treasury Total Return Index	1.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 42,447,912
Holdings Count | $ / shares	141
Advisory Fees Paid, Amount	$ 80,450
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$42,447,912
Number of Holdings	141
Net Advisory Fee	$80,450
Portfolio Turnover Rate	108%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Bill	5.6%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	4.6%
Palmer Square Loan Funding Ltd.	3.5%
Goldman Sachs Group, Inc.	2.9%
New York Life Global Funding	2.8%
Morgan Stanley	2.8%
UBS Group AG	2.4%
Neuberger Berman CLO Ltd.	2.4%
Elmwood CLO Ltd.	2.3%
Sector Breakdown (%)
[110]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class I
Trading Symbol	PLUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, single A rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
The Fund duration remained very front-end pinned, which benefited from an attractive rate curve. On a year-over-year basis, we increased investment grade corporate bond and government bonds exposures while reducing floating rate loan and high yield bond exposure. We decreased cash holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I (without sales charge)	4.79	3.69	3.30
Bloomberg US Aggregate Bond Index	4.35	0.31	1.16
Bloomberg Short Treasury Total Return Index	4.08	3.28	2.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 42,447,912
Holdings Count | $ / shares	141
Advisory Fees Paid, Amount	$ 80,450
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$42,447,912
Number of Holdings	141
Net Advisory Fee	$80,450
Portfolio Turnover Rate	108%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Bill	5.6%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	4.6%
Palmer Square Loan Funding Ltd.	3.5%
Goldman Sachs Group, Inc.	2.9%
New York Life Global Funding	2.8%
Morgan Stanley	2.8%
UBS Group AG	2.4%
Neuberger Berman CLO Ltd.	2.4%
Elmwood CLO Ltd.	2.3%
Sector Breakdown (%)
[111]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Ultra Short Income Fund
Class Name	Class I-2
Trading Symbol	PLUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, single A rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.
•
The Fund duration remained very front-end pinned, which benefited from an attractive rate curve. On a year-over-year basis, we increased investment grade corporate bond and government bonds exposures while reducing floating rate loan and high yield bond exposure. We decreased cash holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I-2 (without sales charge)	4.86	3.71	3.31
Bloomberg US Aggregate Bond Index	4.35	0.31	1.16
Bloomberg Short Treasury Total Return Index	4.08	3.28	2.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 42,447,912
Holdings Count | $ / shares	141
Advisory Fees Paid, Amount	$ 80,450
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$42,447,912
Number of Holdings	141
Net Advisory Fee	$80,450
Portfolio Turnover Rate	108%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Bill	5.6%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	4.6%
Palmer Square Loan Funding Ltd.	3.5%
Goldman Sachs Group, Inc.	2.9%
New York Life Global Funding	2.8%
Morgan Stanley	2.8%
UBS Group AG	2.4%
Neuberger Berman CLO Ltd.	2.4%
Elmwood CLO Ltd.	2.3%
Sector Breakdown (%)
[112]
Material Fund Change [Text Block]	Changes to Fund’s Principal Risks: In the Fund’s Principal Risks, Securities Lending Risk was added.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class A
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class A
Trading Symbol	ARAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from security selection while sector allocation contributed.

•
Security selection in the information technology and consumer discretionary sectors detracted the most from relative performance. Conversely, security selection in the communication services and industrials sectors added the most value.

•
Top contributors Parker Hannifin, TotalEnergies and Corteva benefited from resilient industrial demand, supportive energy markets and stable agricultural fundamentals, respectively, while detractors including Lennar, Adobe and Sony were impacted by elevated interest rates and affordability pressures, moderating software growth expectations and softer consumer demand.

•
From a sector allocation standpoint, an underweight position in the industrials and energy sectors detracted from relative performance. An overweight exposure to the information technology and materials sectors added value.

•
During the 12-month period, a number of benchmark constituents, particularly within semiconductor and related industries, generated exceptionally strong returns, in some cases far exceeding broader market performance. The top detractor not owned in the portfolio was Micron Technologies, a leading manufacturer of semiconductor memory and storage solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2023)
Class A (without sales charge)	8.09	6.87
Class A (with sales charge)	3.52	4.85
S&P 500 TR	17.80	16.29
Russell 1000 Value Capped Total Return	15.87	14.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 481,166,309
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 2,905,467
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$481,166,309
Number of Holdings	46
Net Advisory Fee	$2,905,467
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.7%
Corteva, Inc.	3.9%
Alphabet, Inc.	3.6%
Microsoft Corp.	3.2%
Capital One Financial Corp.	3.1%
Martin Marietta Materials, Inc.	2.8%
Amgen, Inc.	2.6%
TotalEnergies SE	2.6%
Motorola Solutions, Inc.	2.6%
Ameriprise Financial, Inc.	2.5%
Sector Breakdown (%)**
[113],[114]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class I
Trading Symbol	ARIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from security selection while sector allocation contributed.

•
Security selection in the information technology and consumer discretionary sectors detracted the most from relative performance. Conversely, security selection in the communication services and industrials sectors added the most value.

•
Top contributors Parker Hannifin, TotalEnergies and Corteva benefited from resilient industrial demand, supportive energy markets and stable agricultural fundamentals, respectively, while detractors including Lennar, Adobe and Sony were impacted by elevated interest rates and affordability pressures, moderating software growth expectations and softer consumer demand.

•
From a sector allocation standpoint, an underweight position in the industrials and energy sectors detracted from relative performance. An overweight exposure to the information technology and materials sectors added value.

•
During the 12-month period, a number of benchmark constituents, particularly within semiconductor and related industries, generated exceptionally strong returns, in some cases far exceeding broader market performance. The top detractor not owned in the portfolio was Micron Technologies, a leading manufacturer of semiconductor memory and storage solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/26/2023)
Class I (without sales charge)	8.30	7.28
S&P 500 TR	17.80	16.35
Russell 1000 Value Capped Total Return	15.87	14.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 481,166,309
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 2,905,467
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$481,166,309
Number of Holdings	46
Net Advisory Fee	$2,905,467
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.7%
Corteva, Inc.	3.9%
Alphabet, Inc.	3.6%
Microsoft Corp.	3.2%
Capital One Financial Corp.	3.1%
Martin Marietta Materials, Inc.	2.8%
Amgen, Inc.	2.6%
TotalEnergies SE	2.6%
Motorola Solutions, Inc.	2.6%
Ameriprise Financial, Inc.	2.5%
Sector Breakdown (%)**
[115],[116]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class I-2
Trading Symbol	AIQQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from security selection while sector allocation contributed.

•
Security selection in the information technology and consumer discretionary sectors detracted the most from relative performance. Conversely, security selection in the communication services and industrials sectors added the most value.

•
Top contributors Parker Hannifin, TotalEnergies and Corteva benefited from resilient industrial demand, supportive energy markets and stable agricultural fundamentals, respectively, while detractors including Lennar, Adobe and Sony were impacted by elevated interest rates and affordability pressures, moderating software growth expectations and softer consumer demand.

•
From a sector allocation standpoint, an underweight position in the industrials and energy sectors detracted from relative performance. An overweight exposure to the information technology and materials sectors added value.

•
During the 12-month period, a number of benchmark constituents, particularly within semiconductor and related industries, generated exceptionally strong returns, in some cases far exceeding broader market performance. The top detractor not owned in the portfolio was Micron Technologies, a leading manufacturer of semiconductor memory and storage solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2016)
Class I-2 (without sales charge)	8.29	6.24	10.50
S&P 500 TR	17.80	12.06	14.08
Russell 1000 Value Capped Total Return	15.87	9.43	10.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 481,166,309
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 2,905,467
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$481,166,309
Number of Holdings	46
Net Advisory Fee	$2,905,467
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.7%
Corteva, Inc.	3.9%
Alphabet, Inc.	3.6%
Microsoft Corp.	3.2%
Capital One Financial Corp.	3.1%
Martin Marietta Materials, Inc.	2.8%
Amgen, Inc.	2.6%
TotalEnergies SE	2.6%
Motorola Solutions, Inc.	2.6%
Ameriprise Financial, Inc.	2.5%
Sector Breakdown (%)**
[117],[118]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class R6
Shareholder Report [Line Items]
Fund Name	Aristotle Value Equity Fund
Class Name	Class R6
Trading Symbol	ARRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from security selection while sector allocation contributed.

•
Security selection in the information technology and consumer discretionary sectors detracted the most from relative performance. Conversely, security selection in the communication services and industrials sectors added the most value.

•
Top contributors Parker Hannifin, TotalEnergies and Corteva benefited from resilient industrial demand, supportive energy markets and stable agricultural fundamentals, respectively, while detractors including Lennar, Adobe and Sony were impacted by elevated interest rates and affordability pressures, moderating software growth expectations and softer consumer demand.

•
From a sector allocation standpoint, an underweight position in the industrials and energy sectors detracted from relative performance. An overweight exposure to the information technology and materials sectors added value.

•
During the 12-month period, a number of benchmark constituents, particularly within semiconductor and related industries, generated exceptionally strong returns, in some cases far exceeding broader market performance. The top detractor not owned in the portfolio was Micron Technologies, a leading manufacturer of semiconductor memory and storage solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/29/2024)
Class R6 (without sales charge)	8.39	6.97
S&P 500 TR	17.80	15.36
Russell 1000 Value Capped Total Return	15.87	14.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 481,166,309
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 2,905,467
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$481,166,309
Number of Holdings	46
Net Advisory Fee	$2,905,467
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.7%
Corteva, Inc.	3.9%
Alphabet, Inc.	3.6%
Microsoft Corp.	3.2%
Capital One Financial Corp.	3.1%
Martin Marietta Materials, Inc.	2.8%
Amgen, Inc.	2.6%
TotalEnergies SE	2.6%
Motorola Solutions, Inc.	2.6%
Ameriprise Financial, Inc.	2.5%
Sector Breakdown (%)**
[119],[120]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports
Class I-2
Shareholder Report [Line Items]
Fund Name	Aristotle/Saul Global Equity Fund
Class Name	Class I-2
Trading Symbol	AIOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-274-7885
Additional Information Website	https://www.aristotlefunds.com/resources/prospectuses-reports
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the MSCI ACWI Index (net) and the MSCI World Index (net), respectively. The Fund invests at least 80% of its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country.

•
The performance explanation is provided relative to the primary benchmark, the MSCI ACWI Index (net). The underperformance of the Fund relative to the MSCI ACWI Index (net) over the 1-year period came primarily from security selection, although sector allocation also detracted value.

•
Security selection in the information technology and materials sectors detracted the most. On the other hand, security selection in the financials and energy sectors added the most. Exposure to MonotaRO, Lennar and Nemetschek detracted from relative returns. Meanwhile, Cameco, Samsung Electronics and FirstCash Holdings were the top contributors to relative performance for the year.

•
Key large benchmark constituents not owned by the Fund benefitted from continued investment in artificial intelligence (AI) infrastructure. NVIDIA, Taiwan Semiconductor Manufacturing and Broadcom generated strong returns during the period, representing a meaningful headwind to relative performance. These companies accounted for a significant portion of index gains as demand for AI-related semiconductors and components remained strong.

•
From a sector allocation standpoint, an underweight position in the information technology sector and an overweight position in the healthcare sector detracted from relative performance. An overweight exposure to the energy and materials sectors added value.

•	By geography, selection in the U.S. and Japan detracted returns whereas selection in Canada and Asia ex-Japan contributed to returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	15.61	5.77	9.17
MSCI ACWI Net Total Return Index (USD)	20.01	9.49	11.33
MSCI THE WORLD INDEX Net (USD)	18.90	10.27	11.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Net Assets	$ 28,725,554
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 183,834
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$28,725,554
Number of Holdings	49
Net Advisory Fee	$183,834
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Samsung Electronics Co. Ltd.	3.6%
FirstCash Holdings, Inc.	3.5%
TotalEnergies SE	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.3%
DBS Group Holdings Ltd.	3.3%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	2.9%
Microsoft Corp.	2.9%
Otsuka Holdings Co. Ltd.	2.9%
Amgen, Inc.	2.5%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	42.2%
Japan	17.3%
Germany	5.7%
France	4.6%
Canada	4.4%
United Kingdom	3.7%
Ireland	3.6%
South Korea	3.6%
Cash	1.5%
Other	13.4%
[121],[122]
Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added and Information Technology Sector Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.

Material Fund Change Strategies [Text Block]	The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Material Fund Change Risks Change [Text Block]	In the Fund’s Principal Risks, Securities Lending Risk was added and Information Technology Sector Risk was removed.
Updated Prospectus Web Address	https://www.aristotlefunds.com/resources/prospectuses-reports

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
*	Percentages are stated as a percent of net assets.

[4]
*	Percentages are stated as a percent of net assets.

[5]
*	Percentages are stated as a percent of net assets.

[6]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Percentages are stated as a percent of net assets.

[8]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Percentages are stated as a percent of net assets.

[10]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	Percentages are stated as a percent of net assets.

[12]
*	Percentages are stated as a percent of net assets.

[13]
*	Percentages are stated as a percent of net assets.

[14]
**	Annualized

[15]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[16]
*	Percentages are stated as a percent of net assets.

[17]
*	Percentages are stated as a percent of net assets.

[18]
*	Percentages are stated as a percent of net assets.

[19]
*	Percentages are stated as a percent of net assets.

[20]
*	Percentages are stated as a percent of net assets.

[21]
*	Percentages are stated as a percent of net assets.

[22]
*	Percentages are stated as a percent of net assets.

[23]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[24]
*	Percentages are stated as a percent of net assets.

[25]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[26]
*	Percentages are stated as a percent of net assets.

[27]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[28]
*	Percentages are stated as a percent of net assets.

[29]
*	Percentages are stated as a percent of net assets.

[30]
*	Percentages are stated as a percent of net assets.

[31]
*	Percentages are stated as a percent of net assets.

[32]
*	Percentages are stated as a percent of net assets.

[33]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[34]
*	Percentages are stated as a percent of net assets.

[35]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[36]
*	Percentages are stated as a percent of net assets.

[37]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[38]
*	Percentages are stated as a percent of net assets.

[39]
**	Annualized. If bank loan transaction costs had been excuded, the expense ratio would have been lowered by 0.03%.

[40]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[41]
*	Percentages are stated as a percent of net assets.

[42]
**	Annualized

[43]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[44]
*	Percentages are stated as a percent of net assets.

[45]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.

[46]
*	Percentages are stated as a percent of net assets.

[47]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.

[48]
*	Percentages are stated as a percent of net assets.

[49]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.

[50]
*	Percentages are stated as a percent of net assets.

[51]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.

[52]
*	Percentages are stated as a percent of net assets.

[53]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.

[54]
*	Percentages are stated as a percent of net assets.

[55]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.

[56]
*	Percentages are stated as a percent of net assets.

[57]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.

[58]
*	Percentages are stated as a percent of net assets.

[59]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.

[60]
*	Percentages are stated as a percent of net assets.

[61]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.

[62]
*	Percentages are stated as a percent of net assets.

[63]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.

[64]
*	Percentages are stated as a percent of net assets.

[65]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.

[66]
*	Percentages are stated as a percent of net assets.

[67]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.

[68]
*	Percentages are stated as a percent of net assets.

[69]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.

[70]
*	Percentages are stated as a percent of net assets.

[71]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.

[72]
*	Percentages are stated as a percent of net assets.

[73]
1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.

[74]
*	Percentages are stated as a percent of net assets.

[75]
*	Percentages are stated as a percent of net assets.

[76]
*	Percentages are stated as a percent of net assets.

[77]
**	Annualized

[78]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[79]
*	Percentages are stated as a percent of net assets.

[80]
*	Percentages are stated as a percent of net assets.

[81]
*	Percentages are stated as a percent of net assets.

[82]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[83]
*	Percentages are stated as a percent of net assets.

[84]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[85]
*	Percentages are stated as a percent of net assets.

[86]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[87]
*	Percentages are stated as a percent of net assets.

[88]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[89]
*	Percentages are stated as a percent of net assets.

[90]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[91]
*	Percentages are stated as a percent of net assets.

[92]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[93]
*	Percentages are stated as a percent of net assets.

[94]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[95]
*	Percentages are stated as a percent of net assets.

[96]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[97]
*	Percentages are stated as a percent of net assets.

[98]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[99]
*	Percentages are stated as a percent of net assets.

[100]
*	Percentages are stated as a percent of net assets.

[101]
*	Percentages are stated as a percent of net assets.

[102]
**	Annualized

[103]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[104]
*	Percentages are stated as a percent of net assets.

[105]
*	Percentages are stated as a percent of net assets.

[106]
*	Percentages are stated as a percent of net assets.

[107]
*	Percentages are stated as a percent of net assets.

[108]
**	Annualized

[109]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[110]
*	Percentages are stated as a percent of net assets.

[111]
*	Percentages are stated as a percent of net assets.

[112]
*	Percentages are stated as a percent of net assets.

[113]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[114]
*	Percentages are stated as a percent of net assets.

[115]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[116]
*	Percentages are stated as a percent of net assets.

[117]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[118]
*	Percentages are stated as a percent of net assets.

[119]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[120]
*	Percentages are stated as a percent of net assets.

[121]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[122]
*	Percentages are stated as a percent of net assets.